General and Administrative Expenses	12 Months Ended
Dec. 31, 2019
General And Administrative Expenses
General and Administrative Expenses

NOTE 14 - GENERAL AND ADMINISTRATIVE EXPENSES

	Year ended December 31
	2019	2018

Salaries and related expenses	$325,879	$190,207
Stock-based compensation (Note 10B5, Note 10B7 and Note 11)	602,541	35,595
Communication and investor relations	106,886	230,194
Professional fees	943,175	269,980
Insurance and other expenses	114,164	193,718
	$2,092,645	$919,694